Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Operating Segments [Line Items]
Segment reporting

Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2025
Net interest income 3,413 2,605 (34) (1,575) (23) (791) 3,595
Non-interest income 9,309 1,941 1,547 7,724 225 327 21,074
Total revenues 12,722 4,547 1,513 6,149 202 (465) 24,668
Credit loss expense / (release) 9 167 0 83 6 (1) 263
Operating expenses 10,150 3,078 1,224 4,788 838 2 20,080
Operating profit / (loss) before tax 2,563 1,302 289 1,279 (642) (465) 4,325
Tax expense / (benefit) 221
Net profit / (loss) 4,105
As of 30 June 2025
Total assets 584,157 481,297 25,873 520,571 38,279 19,813 1,669,991

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2024
Net interest income 3,698 2,859 (31) (1,841) 57 (1,267) 3,475
Non-interest income 8,498 1,836 1,574 7,394 1,345 520 21,167
Total revenues 12,196 4,695 1,543 5,554 1,402 (747) 24,642
Credit loss expense / (release) (4) 146 0 26 35 (2) 201
Operating expenses 10,228 2,800 1,303 4,496 1,818 (48) 20,597
Operating profit / (loss) before tax 1,972 1,748 241 1,032 (451) (699) 3,844
Tax expense / (benefit) 905
Net profit / (loss) 2,939
As of 31 December 2024
Total assets 559,601 447,068 22,702 453,422 68,260 13,975 1,565,028